THE ALGER AMERICAN FUND

     SUPPLEMENT DATED MAY 1, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2005

This supplement amends the Statement of Additional Information ("SAI") dated May 1, 2005 as described below.

1. The penultimate sentence of the 2nd paragraph under the caption "Trustees and Officers of the Fund" on page 13 is deleted and replaced with the following.

          The address of Messrs. Alger and Chung is 111 Fifth Avenue, New York, NY 10003; that of Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302.

2. The biographies under the caption "Trustees and Officers of the Fund" on page 13 are deleted and replaced with the following.


                                                                                                Number
                                                                                                of
                                                                                                Portfolios
                                                                                                in the
                                                                                                Alger
                                                                                                Complex
                                                                                   Trustee      which are      Other
                                                                                   and/or       Overseen       Directorshs
Name, Age, Position with                                                           Officer      by             Held by
The Fund                      Principal Occupations                                Since        Trustee        Trustee
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

Fred M. Alger III (70)        Chairman of the Board of Alger Associates, Inc.      1988         22             None.
 Chairman of the Board        ("Associates"), Fred Alger & Company, and
                              President Incorporated ("Alger Inc."), Alger
                              Management, Alger Properties, Inc. ("Properties"),
                              Alger Shareholder Services, Inc. ("Services"),
                              Alger Life Insurance Agency, Inc. ("Agency"),
                              Fred Alger  International Advisory S.A.
                              ("International"), five of the six investment
                              companies in the Alger Fund Complex,
                              Alger SICAV ("SICAV") and Analysts Resources,
                              Inc. ("ARI").

NON-INTERESTED TRUSTEES
Stephen E. O'Neil (72)        Attorney; Private investor since 1981; Trustee/      1988         23             Brown
 Trustee                      Director of the six investment companies                                         Forman
                              in the Alger Fund Complex; formerly of Counsel                                   Corporation.
                              to the law firm of Kohler & Barnes.

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

                                                                                                Number
                                                                                                of
                                                                                                Portfolios
                                                                                                in the
                                                                                                Alger
                                                                                                Complex
                                                                                   Trustee      which are      Other
                                                                                   and/or       Overseen       Directorshs
Name, Age, Position with                                                           Officer      by             Held by
The Fund                      Principal Occupations                                Since        Trustee        Trustee
---------------------------------------------------------------------------------------------------------------------------
Nathan E. Saint-Amand,        Medical doctor in private practice; Member of the    1988         23             None.
 M.D. (67)                    Board of the Manhattan Institute; Trustee/Director
                              Trustee of the six investment companies in the
                              Alger Fund Complex. Formerly Co-Chairman Special
                              Projects Committee of Memorial Sloan Kettering.

OFFICERS
Dan C. Chung (42)             President since September 2003 and Chief             2001         16
 President                    Investment Officer and Director since 2001 of
                              Alger Management; President since 2003 and
                              Director since 2001 of Associates, Properties,
                              Services, Agency, International (Director since
                              2003), Alger National Trust Company ("Trust") and
                              ARI; President of the other five investment
                              companies in the Alger Fund Complex since
                              September 2003; Trustee/Director of four of the
                              six investment companies in the Alger Fund Complex
                              since 2001; senior analyst with Alger Management
                              1998-2001.

Frederick A. Blum (51)        Executive Vice President and Treasurer of            1996         N/A
 Treasurer and                Alger Inc., Alger Management, Properties,
 Assistant Secretary          Associates, ARI, Services and Agency since
                              September 2003 and Senior Vice President
                              prior thereto; Treasurer or Assistant Treasurer,
                              and Assistant Secretary, of the six investment
                              companies in the Alger Fund Complex; Director of
                              SICAV and International and Chairman of the Board
                              (and prior thereto Senior Vice President) and
                              Treasurer of Trust since 2003.



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